Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	9 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Summary of Significant Accounting Policies
Deferred tax asset	$ 0
Income tax expense	0
Unrecognized tax benefits	0	$ 0
Amounts accrued for the payment of interest and penalties	$ 0	$ 0